Share-Based Compensation - Performance and Market-Based Awards Authorized (Details) - Performance and Market Based Awards - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Total Number of Shares Awarded	249,380	319,811	531,700
Potential Number of Performance and Market-Based Shares to be Vested	426,963	903,364	687,015